Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income ( loss)	$ 1,815	$ (1,835)	$ (910)
Adjustments to reconcile net loss to net cash flows provided by operating activities:
Depreciation	2,091	2,054	2,030
Capital gain on disposal of fixed assets, net		(18)
Revaluation of long term loans	58	49	13
Increase (decrease) in employee severance benefits, net	68	45	(104)
Decrease (increase) in trade receivables	(2,016)	(186)	391
Decrease (increase) in other receivables and prepaid expenses	(68)	178	(35)
Decrease (increase) in inventories	(487)	(138)	510
Increase (decrease) in income tax payable	8
Increase (decrease) in trade payables	621	1,152	(763)
Increase (decrease) in other liabilities and accrued expenses	324	203	(169)
Net cash provided by operating activities	2,414	1,504	963
Cash flows from investing activities:
Purchase of fixed assets	(882)	(489)	(600)
Proceeds from sale of fixed assets		38
Net cash used in investing activities	(882)	(451)	(600)
Cash flows from financing activities:
Increase (decrease) in short- term credit	(802)	355	648
Repayment of long-term loans	(1,135)	(1,222)	(2,468)
Proceeds from long-term loans	474	452	1,341
Repayment of credit from fixed asset payables	(539)	(400)	(140)
Net cash used in financing activities	(2,002)	(815)	(619)
Effect of translation adjustments	(151)	17	(42)
Net increase (decrease) in cash and cash equivalents	(621)	255	(298)
Cash and cash equivalents at beginning of the year	1,513	1,258	1,556
Cash and cash equivalents at end of the year	892	1,513	1,258
Supplemental cash flow information:
Income tax paid	55
Interest paid	480	421	336
Non-cash activities:
Purchase of fixed assets not yet paid	$ 1,377	$ 124	$ 306